MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 3: MARKETABLE SECURITIES

The following is a summary of available-for-sale marketable securities by investment categories and contractual maturities as of December 31, 2023:

	December 31, 2023
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$19,600	$7	$21	$19,586
Government agencies	7,672	-	10	7,662
Government debentures	6,925	-	21	6,904
	$34,197	$7	$52	$34,152

Matures after one year through three years:
Corporate debentures	$19,009	$46	$61	$18,994
Government agencies	12,750	4	61	12,693
Government debentures	11,791	36	50	11,777
	$43,550	$86	$172	$43,464

Total	$77,747	$93	$224	$77,616

As of December 31, 2022, the Company had no investments in marketable securities.

For the year ended December 31, 2023, the unrealized losses related to marketable securities were as a result of market fluctuations and not due to credit related losses, therefore, the Company did not record an allowance for credit losses for its available-for-sale marketable securities.

As of December 31, 2023, the Company had no investments with unrealized loss for more than 12 months.